Revenue - Schedule of Revenue (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)
Sales of goods – transfer at a point in time [Member]
Schedule of Revenue [Line Items]
Sales of goods – transfer at a point in time	$ 5,530,555	RM 22,575,726	RM 22,421,335	RM 22,428,825